Long-Term Debt - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 19, 2011
Credit Facilities [Line Items]
Aggregate principal amount			$ 92.9
Maturity date of loan	Dec. 12, 2019
Total debt	$ 10,152.7		61.1
Debt instrument Discount Notes, repurchase price	$ 547.8		69.6
Senior notes redemption price percentage	109.174%
Debt recognized	$ 107.9	$ 22.7
Deferred financing costs, Gross	160.2
Deferred financing costs	150.1	43.0
Amortization of deferred financing costs	9.7	$ 8.9	10.9
Extinguishment of debt	155.4		$ 34.2
2011 Discount Notes [Member]
Credit Facilities [Line Items]
Aggregate principal amount	$ 501.7			$ 685.0
Maturity date of loan	Apr. 15, 2019
Interest rates	11.00%
Proceeds from discount notes	$ 401.5
Construction Loans [Member]
Credit Facilities [Line Items]
Debt recognized	102.6
2010 Senior Notes [Member]
Credit Facilities [Line Items]
Aggregate principal amount	$ 800.0
Maturity date of loan	Oct. 15, 2018
Interest rates	9.875%
Senior note redemption principal amount	$ 833.7
Senior note redeemed amount	$ 794.5
Senior note aggregate principal at a redemption price	104.938%